INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2017
INVESTMENTS
Summary of investments

	Joint ventures					Associate companies
	Joint ventures North America	Gerdau Corsa S.A.P.I. de C.V.	Gerdau Metaldom Corp.	Gerdau Summit Aços Fundidos e Forjados S.A. (note 3.2)	Diaco S.A.	Dona Francisca Energética S.A.	Armacero Ind. Com. Ltda.	Corsa Controladora S.A. de C.V.	Corporación Centro Americana del Acero, S.A.	Others	Total
Balance as of January 1, 2015	40,152	109,930	364,281	—	—	124,211	20,251	298,409	435,568	1,581	1,394,383

Equity in earnings	14,432	(88,690)	38,485	—	—	11,725	(1,933)	(7,574)	9,053	—	(24,502)
Cumulative Translation Adjustment	11,265	27,021	173,079	—	—	—	2,611	68,733	134,749	503	417,961
Capital increase	—	40,524	—	—	—	—	—	—	—	—	40,524
Impairment of assets	—	—	—	—	—	—	—	—	(361,786)	—	(361,786)
Control acquisition	—	—	—	—	—	—	(20,929)	—	—	—	(20,929)
Dividends/Interest on equity	(5,116)	—	—	—	—	(46,341)	—	—	(1,312)	—	(52,769)

Balance as of December 31, 2015	60,733	88,785	575,845	—	—	89,595	—	359,568	216,272	2,084	1,392,882

Equity in earnings	13,533	(96,306)	16,362	—	—	17,780	—	12,155	23,705	—	(12,771)
Cumulative Translation Adjustment	(9,492)	(11,748)	(88,051)	—	—	—	—	(105,420)	(36,134)	(350)	(251,195)
Effect of selling of subsidiary (note 3.4)	—	—	—	—	—	—	—	—	(203,843)	(1,734)	(205,577)
Dividends/Interest on equity	(8,282)	—	(99,634)	—	—	(16,579)	—	—	—	—	(124,495)

Balance as of December 31, 2016	56,492	(19,269)	404,522	—	—	90,796	—	266,303	—	—	798,844

Equity in earnings	5,725	(110,773)	33,505	15,460	8,048	19,971	—	(6,533)	—	—	(34,597)
Cumulative Translation Adjustment	5,081	(33,078)	(7,606)	—	1,346	—	—	17,512	—	—	(16,745)
Capital increase	—	178,670	—	184,187	—	—	—	—	—	—	362,857
Joint venture creation (note 3.2)	—	—	—	—	145,084	—	—	—	—	—	145,084
Contingent price complement	—	—	—	—	—	65,500	—	—	—	—	65,500
Dividends/Interest on equity	(14,050)	—	—	—	—	(26,594)	—	—	—	—	(40,644)

Balance as of December 31, 2017	53,248	15,550	430,421	199,647	154,478	149,673	—	277,282	—	—	1,280,299